Income taxes (Details Narrative)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)	Feb. 28, 2025 USD ($)
Income Tax Disclosure [Abstract]
Income tax rate	17.00%	(17.00%)	(17.00%)
Net operating loss carried forward	$ 1,786,567	$ 1,334,117	$ 1,367,466	$ 1,324,025